Premises and equipment	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment
Premises and Equipment

Note 15 - Premises and equipment

The premises and equipment are stated at cost less accumulated depreciation and amortization as follows:

(In thousands)	Useful life in years	2016	2015
Land		$120,519	$116,701
Buildings	10-50	516,758	495,631
Equipment	2-10	309,294	302,656
Leasehold improvements	3-10	76,637	70,449
		902,689	868,736
Less - Accumulated depreciation
and amortization		514,892	503,829
Subtotal		387,797	364,907
Construction in progress		35,665	21,003
Total premises and equipment, net		$543,981	$502,611

Depreciation and amortization of premises and equipment for the year 2016 was $46.9 million (2015 -$47.5 million; 2014 - $47.1 million), of which $22.6 million (2015 - $22.9 million; 2014 - $23.8 million) was charged to occupancy expense and $24.3 million (2015 - $24.6 million; 2014 - $23.3 million) was charged to equipment, communications and other operating expenses. Occupancy expense is net of rental income of $27.8 million (2015 - $28.1 million; 2014 - $28.1 million).